Financing Arrangements (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Debt Disclosure [Abstract]
Summary of Debt and Accrued Interest Outstanding

The Company’s debt and accrued interest outstanding as of the periods presented consisted of the following:

	Principal Balance		Accrued Interest
(Dollar amounts in thousands)	September 30, 2016	December 31, 2015	September 30, 2016	December 31, 2015
Notes Payable to Directors and Affiliates	$2,697	$1,748	$367	$232
Convertible Term Loan, due December 2016, interest at 10%	2,300	2,300	543	370
Convertible Notes, due 2016 and 2017, interest at 0%	1,093	—	—	—
Series Subordinated Note, due January 2016, interest at 12%	415	415	39	2
Notes Payable, due October 2016, interest between 8.25% and 12%	67	75	30	28
Note Payable, due August 2021, interest at 0%	192	192	—	—
Installment Note Payable – Bank	260	261	—	—
Total	7,024	4,991	979	632
Unamortized deferred financing costs	(94)	(31)
Total debt, net	6,930	4,960
Less: short-term debt and current portion of long-term debt	6,586	4,768
Long-term debt, net of current portion	$344	$192

Following is a summary of debt outstanding:

	As of
	December 31, 2015	December 31, 2014
Notes Payable to Directors and Affiliates	$1,748,000	$1,350,000
Convertible Term Loan, due December 2016, interest at 10%	2,300,000	2,300,000
Series Subordinated Note, due January 2016, interest at 12%	415,398	613,808
Notes Payable, due the earlier of raising $10 million in proceeds from private placements or January 2016, interest between 8.25% and 12%	74,486	74,486
Note Payable, due August 2021, interest 0%	192,000	192,000
Installment Note Payable – Bank	260,949	252,244
Total	4,990,833	4,782,538
Unamortized discount	-	(145,835)
Total debt, net	4,990,833	4,636,703
Less: current maturities	4,798,833	2,070,217
Long-term portion	$192,000	$2,566,486

Schedule of Future Maturities of Long-term Debt

Future maturities of long-term debt as of September 30, 2016 are as follows (in thousands):

Three months ending December 31, 2016	$3,894
2017	2,814
2018	115
2019	9
2020	-
2021	192
Thereafter	-
$7,024

Future maturities of long-term debt at December 31, 2015 are as follows:
2016	$4,798,833
2017	-
2018	-
2019	-
2020	-
Thereafter	192,000
$4,990,833

Schedule of Convertible Notes Payable

The following table provides additional information about each financing.

Note Date	Maturity Date	Proceeds(1)	Principal(1)	Fair Value(2)
		(in thousands)
June 1, 2016	June 1, 2017	$1,000	$1,053	$1,262
August 11, 2016	August 11, 2017	500	526	631
September 15, 2016	September 15, 2017	95	100	120

(1)	As provided for in the relevant agreements
(2)	As of September 30, 2016